BASIC AND DILUTED NET INCOME PER SHARE	3 Months Ended
Mar. 31, 2015
Earnings Per Share [Abstract]
BASIC AND DILUTED NET INCOME PER SHARE
NOTE 10:	BASIC AND DILUTED NET INCOME PER SHARE

	Year ended December 31,			Three months ended March 31,
	2012	2013	2014	2014	2015
				Unaudited

Numerator:
Net income	$7,862	$6,635	$9,954	$(1,248)	$4,166
Dividends accumulated for the period	(4,530)	(4,879)	(3,815)	(1,262)	—

Net income available to shareholders of ordinary shares	$3,332	$1,756	$6,139	$(2,510)	$4,166

Denominator:
Shares used in computing net income per ordinary shares, basic	6,592,997	6,900,433	13,335,059	7,073,239	30,563,888

	Year ended December 31,			Three months ended March 31,
	2012	2013	2014	2014	2015
				Unaudited

Numerator:
Net income	$7,862	$6,635	$9,954	$(1,248)	$4,166
Dividends accumulated for the period	—	(4,879)	—	(1,262)	—

Net income available to shareholders of ordinary shares	$7,862	$1,756	$9,954	$(2,510)	$4,166

Denominator:
Shares used in computing net income per ordinary shares, diluted	25,245,790	10,765,914	29,704,730	7,073,239	34,786,581